Summary of Significant Accounting Policies - Additional Information (Details) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		69 Months Ended	78 Months Ended			12 Months Ended								9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended
	Dec. 31, 2007	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012	Dec. 23, 2010	Jul. 13, 2007	Dec. 31, 2011 Federal Deposit Insurance Corporation [Member]	Dec. 31, 2010 Federal Deposit Insurance Corporation [Member]	Dec. 31, 2011 Securities Investor Protection Corporation [Member] Cash [Member]	Dec. 31, 2011 Securities Investor Protection Corporation [Member] Per Customer [Member]	Mar. 28, 2012 Convertible Promissory Note [Member]	Aug. 31, 2007 Convertible Promissory Note [Member]	Jul. 13, 2007 Accredited Investors [Member]	Jul. 13, 2007 Chief Financial Officer [Member]	Sep. 30, 2012 Stock Option	Sep. 30, 2011 Stock Option	Dec. 31, 2011 Stock Option	Dec. 31, 2010 Stock Option	Sep. 30, 2012 Warrants	Sep. 30, 2011 Warrants	Dec. 31, 2011 Warrants	Dec. 31, 2010 Warrants	Sep. 30, 2012 Convertible Notes Payable	Sep. 30, 2012 Fulton Project	Sep. 30, 2012 Lancaster Biorefinery Minimum	Sep. 30, 2012 Lancaster Biorefinery Maximum
Significant Accounting Policies [Line Items]
Proceeds from sale of stock through private placement	$ 14,500,000			$ 0		$ 0	$ 0	$ 544,500	$ 544,500
Working capital deficit		2,379,000		2,379,000		1,520,000		1,520,000	2,379,000
Estimated operating expenses for the next 12 months				1,700,000
Number of months in which current resources as well as the resources available in the short term will be sufficient				1 month
Ownership interest in BlueFire Fulton Renewable Energy LLC sold										1.00%
Research and development expenses		129,000	158,000	420,000	429,000				14,883,000
Antidilutive securities excluded from computation of earnings per share																				1,229,659	3,287,159	1,229,659	3,287,159	6,891,534	6,886,694	7,115,275	6,886,694	2,502,000	300,000,000	100,000,000	125,000,000
Convertible Debt																300,000	2,000,000	500,000	25,000
Proceeds from issuance of common stock	15,500,000			35,000	250,000	350,000		14,710,000	14,745,000
Percentage Of Tax Benefit Realized Upon Settlement						50.00%
Number Of Accredited Investors											0							0
Cash, FDIC Insured Amount												$ 250,000	$ 100,000	$ 500,000	$ 100,000
Cash Insured Repayment Period												Jan. 01, 2014
Percentage Of Billed and Unbilled Grant Revenues						100.00%	100.00%
Percentage Of Accounts Payable						63.00%	39.00%